Fair value measurement - Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Securities available-for-sale
Derivative [Line Items]
Carrying amount	$ 12,307	$ 9,184
Notional amount of hedge	12,365	9,233
Unrealized Gain	102	83
Unrealized (Loss)	(301)	(342)
Long-term debt
Derivative [Line Items]
Carrying amount	23,821	20,511
Notional amount of hedge	23,950	20,450
Unrealized Gain	175	330
Unrealized (Loss)	$ (233)	$ (203)